Summary of Significant Accounting Policies (Details 7)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010 Predecessor	Dec. 31, 2012 EmCare	Dec. 31, 2011 EmCare	Dec. 31, 2010 EmCare Predecessor	Dec. 31, 2012 AMR	Dec. 31, 2011 AMR	Dec. 31, 2010 AMR Predecessor
Revenue Recognition
Gross revenue (as a percent)	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%
Provision for contractual discounts (as a percent)	55.10%	54.10%	52.00%	57.70%	57.40%	54.80%	49.20%	47.90%	47.10%
Revenue net of contractual discounts (as a percent)	44.90%	45.90%	48.00%	42.30%	42.60%	45.20%	50.80%	52.10%	52.90%
Provision for uncompensated care as a percentage of gross revenue	19.50%	18.50%	19.30%	21.20%	20.00%	21.80%	15.60%	15.60%	15.00%
Provision for uncompensated care as a percentage of gross revenue less contractual discounts	43.40%	40.20%	40.30%	50.10%	46.90%	48.40%	30.70%	30.00%	28.30%